WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.57%(1)

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Major Capitalization - Europe  -- 17.02%
-----------------------------------------------------------------------------------
Altana AG                                 1,944,000   $   80,510,447         5.18%
Novartis AG                               1,847,000       67,842,307         4.37%
Sanofi-Synthelabo SA                      1,125,000       60,173,864         3.87%
Serono SA                                   125,850       55,879,702         3.60%
-----------------------------------------------------------------------------------
                                                      $  264,406,320        17.02%
-----------------------------------------------------------------------------------
Major Capitalization - Far East  -- 10.94%
-----------------------------------------------------------------------------------
Chugai Pharmaceuticals Co., Ltd.          4,249,700   $   38,716,973         2.49%
Fujisawa Pharmaceutical Co., Ltd.         3,402,000       66,765,131         4.30%
Takeda Chemical Industries, Ltd.          1,750,000       64,543,417         4.15%
-----------------------------------------------------------------------------------
                                                      $  170,025,521        10.94%
-----------------------------------------------------------------------------------
Major Capitalization - North America  -- 47.76%
-----------------------------------------------------------------------------------
Amgen, Inc.(2)                            2,341,000   $  127,912,240         8.23%
Genentech, Inc.(2)                        2,430,000       85,924,800         5.53%
Genzyme Corp.(2)                          2,916,000       90,920,880         5.85%
Gilead Sciences, Inc.(2)                  1,944,000       66,096,000         4.25%
IDEC Pharmaceuticals Corp.(2)             1,982,000       56,982,500         3.67%
Lilly (Eli) & Co.                         1,166,000       65,948,960         4.25%
MedImmune, Inc.(2)                        2,750,000       82,527,500         5.31%
Pfizer, Inc.                                377,490       11,256,752         0.72%
Pharmacia Corp.                           1,458,000       60,244,560         3.88%
Wyeth Corp.                               2,673,000       94,223,250         6.07%
-----------------------------------------------------------------------------------
                                                      $  742,037,442        47.76%
-----------------------------------------------------------------------------------
Specialty Capitalization - Europe  -- 3.51%
-----------------------------------------------------------------------------------
Actelion Ltd.(2)                            948,000   $   43,701,136         2.81%
Berna Biotech AG(2)                       1,393,210       10,892,481         0.70%
Lion Bioscience AG ADR(2)                     4,062           15,882         0.00%
-----------------------------------------------------------------------------------
                                                      $   54,609,499         3.51%
-----------------------------------------------------------------------------------
Specialty Capitalization - Far East  -- 4.42%
-----------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.           2,300,000   $   28,989,553         1.87%
Tanabe Seiyaku Co., Ltd.                  4,860,000       39,672,630         2.55%
-----------------------------------------------------------------------------------
                                                      $   68,662,183         4.42%
-----------------------------------------------------------------------------------
                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------

Specialty Capitalization - North America  -- 11.92%
-----------------------------------------------------------------------------------
Abgenix, Inc.(2)                          1,555,000   $    8,956,800         0.58%
Adolor, Inc.(2)                             482,754        6,126,148         0.39%
Affymetrix, Inc.(2)                       2,236,000       59,005,804         3.80%
Alexion Pharmaceuticals, Inc.(2)            525,900        5,790,159         0.37%
ArQule, Inc.(2)                             585,600        1,387,872         0.09%
Bio-Technology General Corp.(2)           1,701,000        4,337,550         0.28%
Caliper Technologies Corp.(2)               998,000        3,188,280         0.21%
Cardiomedics, Inc.(2)(3)(4)                   5,319                0         0.00%
Enzon Pharmaceuticals, Inc.(2)            2,699,000       33,872,450         2.18%
Gen-Probe, Inc.(2)                          452,666       10,891,144         0.70%
Given Imaging Ltd.(2)(3)(4)                 485,000        4,505,650         0.29%
Immunomedics, Inc.(2)                     1,125,600        3,151,680         0.20%
Incyte Genomics, Inc.(2)                  2,430,000        8,213,400         0.53%
Molecular Devices Corp.(2)                  934,400       12,296,704         0.79%
Orchid BioSciences, Inc.(2)(3)(4)           807,749          339,255         0.02%
Pharmacopeia, Inc.(2)                     1,166,000        7,695,600         0.50%
SangStat Medical Corp.(2)                 1,458,000       12,203,460         0.79%
Sepracor, Inc.(2)                           252,200        3,117,192         0.20%
-----------------------------------------------------------------------------------
                                                      $  185,079,148        11.92%
-----------------------------------------------------------------------------------
Total Common Stocks
   (identified cost $1,772,513,314)                   $1,484,820,113
-----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.47%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 0.47%
-----------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(2)(3)(4)       400,000   $    3,000,000         0.19%
Memory Pharmaceutical Corp.,
Series C(2)(3)(4)                           400,000          860,000         0.06%
Memory Pharmaceutical Corp.,
Series D(2)(3)(4)                           441,861          950,001         0.06%
Physiome Science Inc.,
Series E(2)(3)(4)                           521,920        2,499,997         0.16%
-----------------------------------------------------------------------------------
                                                      $    7,309,998         0.47%
-----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $7,450,001)                       $    7,309,998
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

WARRANTS AND OPTIONS -- 0.00%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 0.00%
-----------------------------------------------------------------------------------
Given Imaging Warrants(2)(3)(4)               1,283   $        7,416         0.00%
Orchid BioSciences, Inc.
Options(2)(3)(4)                              2,898                0         0.00%
Orchid BioSciences, Inc.
Warrants(2)(3)(4)                           100,000                0         0.00%
-----------------------------------------------------------------------------------
                                                      $        7,416         0.00%
-----------------------------------------------------------------------------------
Total Warrants and Options
   (identified cost $0)                               $        7,416
-----------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.42%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S                      PERCENTAGE OF
SECURITY                                  OMITTED)    VALUE           NET ASSETS
-----------------------------------------------------------------------------------
General Electric Capital Corp.,
1.36%, 3/3/03                             $  53,112   $   53,107,987         3.42%
-----------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $53,107,987)                   $   53,107,987
-----------------------------------------------------------------------------------
Total Investments
   (identified cost $1,833,071,302)                   $1,545,245,514        99.46%
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $    8,320,992         0.54%
-----------------------------------------------------------------------------------
Net Assets                                            $1,553,566,506       100.00%
-----------------------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Major capitalization is defined as market value of $5 billion or more.
 (2)  Non-income producing security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,833,071,302)                        $1,545,245,514
Cash                                               6,369
Receivable for investments sold               10,579,643
Interest and dividends receivable              1,005,402
Prepaid expenses                                   6,099
--------------------------------------------------------
TOTAL ASSETS                              $1,556,843,027
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $    3,228,275
Payable to affiliate for Trustees' fees              400
Accrued expenses                                  47,846
--------------------------------------------------------
TOTAL LIABILITIES                         $    3,276,521
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,553,566,506
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,841,392,294
Net unrealized depreciation (computed on
   the basis of
   identified cost)                         (287,825,788)
--------------------------------------------------------
TOTAL                                     $1,553,566,506
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $192,146)                              $  4,098,537
Interest                                       574,945
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  4,673,482
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  7,371,865
Administration fee                           1,875,950
Trustees' fees and expenses                     14,208
Custodian fee                                  300,075
Legal and accounting services                   15,607
Miscellaneous                                    7,649
------------------------------------------------------
TOTAL EXPENSES                            $  9,585,354
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    154,919
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    154,919
------------------------------------------------------
NET EXPENSES                              $  9,430,435
------------------------------------------------------
NET INVESTMENT LOSS                       $ (4,756,953)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(84,927,498)
   Foreign currency transactions              (267,615)
------------------------------------------------------
NET REALIZED LOSS                         $(85,195,113)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 21,285,459
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 21,285,459
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(63,909,654)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(68,666,607)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (4,756,953) $    (4,971,542)
   Net realized loss                            (85,195,113)    (100,316,370)
   Net change in unrealized
      appreciation (depreciation)                21,285,459     (395,693,662)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (68,666,607) $  (500,981,574)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     163,588,198  $ 1,104,949,066
   Withdrawals                                 (228,893,109)    (622,079,554)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (65,304,911) $   482,869,512
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (133,971,518) $   (18,112,062)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $   1,687,538,024  $ 1,705,650,086
----------------------------------------------------------------------------
AT END OF PERIOD                          $   1,553,566,506  $ 1,687,538,024
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------
                                  (UNAUDITED)             2002           2001          2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                      1.18%(1)          1.05%          1.05%        1.09%        0.95%        1.06%
   Interest expense                          --                --             --           --         0.01%          --
   Net expenses after
      custodian fee reduction              1.16%(1)          1.03%          1.03%        1.05%        0.90%        0.92%
   Net investment loss                    (0.58)%(1)        (0.26)%        (0.27)%      (0.64)%      (0.42)%      (0.49)%
Portfolio Turnover                           10%               38%            24%          31%          41%          34%
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (22.10)%          (21.37)%           --           --           --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,553,567        $1,687,538     $1,705,650     $962,712     $205,081     $144,662
------------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Worldwide Health Sciences Fund had a 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the mean of the last available bid and asked prices will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors LLC (formerly Orbimed Advisors, Inc.) (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, and 0.60% of average net assets of $1.5 billion but less than $2 billion. The fee rate declines for net assets of $2 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 2003, the fee was equivalent to 0.91% of the Portfolio's average daily net assets and amounted to $7,371,865.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the six months ended February 28, 2003, the administration fee was 0.23% (annualized) of average net assets and amounted to $1,875,950.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2003, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $148,373,573 and $195,519,529, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,779,963,315
    --------------------------------------------------------
    Gross unrealized appreciation             $  140,032,956
    Gross unrealized depreciation               (427,858,744)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (287,825,788)
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

7 Restricted Securities
-------------------------------------------
   At February 28, 2003, the Portfolio owned the following securities (representing 0.98% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS
    --------------------------------------------------------------------------------------------
    Cardiomedics, Inc.                           12/31/02        5,319  $         0  $         0
    Given Imaging Ltd.                            9/15/00      485,000    1,699,929    4,505,650
    Orchid BioSciences, Inc.                     12/20/99      807,749    4,057,411      339,255
    --------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS                                                 $ 5,757,340  $ 4,844,905
    --------------------------------------------------------------------------------------------
                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                  5/05/00      400,000  $ 3,000,000  $ 3,000,000
    Memory Pharmaceutical Corp., Series C         6/21/00      400,000    1,000,000      860,000
    Memory Pharmaceutical Corp., Series D         3/04/02      441,861      950,001      950,001
    Physiome Science Inc., Series E               5/16/00      521,920    2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
    TOTAL PREFERRED STOCKS                                              $ 7,450,001  $ 7,309,998
    --------------------------------------------------------------------------------------------
    WARRANTS AND OPTIONS
    --------------------------------------------------------------------------------------------
    Given Imaging Warrants                        8/30/01        1,283  $         0  $     7,416
    Orchid BioSciences, Inc. Options              7/24/01 -
                                                 12/21/01        2,898            0            0
    Orchid BioSciences, Inc. Warrants             5/24/99      100,000            0            0
    --------------------------------------------------------------------------------------------
    TOTAL WARRANTS AND OPTIONS                                          $         0  $     7,416
    --------------------------------------------------------------------------------------------
    TOTAL                                                               $13,207,341  $12,162,319
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2003, there were no outstanding obligations under these financial instruments.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

Samuel D. Isaly
President and
Portfolio Manager

Duncan W. Richardson
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation,
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director Berkshire Capital Corporation

Lynn A. Stout
Professor of Law, UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant